UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 30,882	$ 4,311	¥ 63,202
Restricted cash	2,189	306	1,916
Accounts receivable, net	345,634	48,249	295,713
Prepayments and other current assets	110,900	15,479	112,044
Total current assets	489,605	68,345	472,875
Non-current assets:
Property and equipment, net	9,166	1,280	8,847
Right-of-use assets, net	2,306	322	4,647
Intangible assets, net	48,738	6,804	57,985
Goodwill	65,481	9,141	65,481
Deferred tax assets	39,820	5,559	31,548
Other non-current assets	193,227	26,973	225,643
Total non-current assets	358,738	50,079	394,151
Total assets	848,343	118,424	867,026
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB328,237 and RMB375,164 (US$52,371) as of December 31, 2024 and June 30,2025, respectively):
Accounts payable	188,703	26,342	145,777
Accrued expenses and other current liabilities	75,545	10,546	74,269
Short-term debt	118,336	16,519	112,848
Short-term lease liabilities	1,674	234	2,818
Amounts due to a related party	270	38	1,350
Total current liabilities	384,528	53,679	337,062
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB69,292 and RMB56,254 (US$7,853) as of December 31, 2024 and June 30,2025, respectively):
Long-term debt	3,230	451	4,706
Long-term lease liabilities	587	82	1,635
Deferred tax liabilities	2		599
Other non-current liabilities	52,490	7,327	62,408
Total non-current liabilities	56,309	7,860	69,348
Total liabilities	440,837	61,539	406,410
Commitments and contingencies
Shareholders' equity:
Ordinary shares	615	86	615
Additional paid-in capital	1,839,482	256,782	1,839,482
Accumulated deficit	(1,426,926)	(199,192)	(1,373,825)
Accumulated other comprehensive loss	(1,670)	(233)	(1,550)
Total Quhuo Limited shareholders' equity	411,501	57,443	464,722
Non-controlling interests	(3,995)	(558)	(4,106)
Total shareholders' equity	407,506	56,885	460,616
Total liabilities and shareholders' equity	¥ 848,343	$ 118,424	¥ 867,026